Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Salaries and employee benefits	$ 84,978	$ 112,563
Share-based compensation	6,339	7,456
Personnel expenses	$ 91,317	$ 120,019